Schedule of Investments (unaudited) January 31, 2020	iShares® U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 4.3%
Arista Networks Inc.(a)	41,170	$9,194,908
Ciena Corp.(a)	117,414	4,775,227
Cisco Systems Inc.	3,219,829	148,015,539
CommScope Holding Co. Inc.(a)(b)	148,292	1,806,938
EchoStar Corp., Class A(a)	35,200	1,404,656
F5 Networks Inc.(a)	46,141	5,634,739
InterDigital Inc.	23,233	1,283,623
Juniper Networks Inc.	254,059	5,828,114
Lumentum Holdings Inc.(a)	58,594	4,439,667
Motorola Solutions Inc.	130,032	23,015,664
NetScout Systems Inc.(a)	49,838	1,281,335
Ubiquiti Inc.	9,217	1,506,242
ViaSat Inc.(a)(b)	43,772	2,786,088
Viavi Solutions Inc.(a)	174,401	2,459,054

		213,431,794

Diversified Telecommunication Services — 0.4%
CenturyLink Inc.	744,727	10,172,971
GCI Liberty Inc., Class A(a)	72,209	5,284,255
Zayo Group Holdings Inc.(a)	179,751	6,246,347

		21,703,573

Electronic Equipment, Instruments & Components — 0.4%
CDW Corp./DE	109,053	14,225,964
SYNNEX Corp.	31,013	4,272,351
Tech Data Corp.(a)	26,902	3,872,274

		22,370,589

Health Care Technology — 0.6%
Cerner Corp.	238,402	17,124,416
Veeva Systems Inc., Class A(a)	99,845	14,638,275

		31,762,691

Household Durables — 0.2%
Garmin Ltd.	109,656	10,631,149

Interactive Media & Services — 15.6%
Alphabet Inc., Class A(a)	181,561	260,136,970
Alphabet Inc., Class C, NVS(a)	181,120	259,767,738
ANGI Homeservices Inc., Class A(a)(b)	52,148	418,748
Cargurus Inc.(a)(b)	54,199	1,932,194
Facebook Inc., Class A(a)	1,025,671	207,093,232
IAC/InterActiveCorp.(a)	55,024	13,403,296
Match Group Inc.(a)(b)	40,842	3,194,661
Snap Inc., Class A, NVS(a)(b)	596,115	10,956,594
Twitter Inc.(a)	589,237	19,138,418
Zillow Group Inc., Class A(a)(b)	25,756	1,189,927
Zillow Group Inc., Class C, NVS(a)(b)	95,318	4,404,645

		781,636,423

Internet & Direct Marketing Retail — 0.6%
Chewy Inc., Class A(a)(b)	40,492	1,073,443
eBay Inc.	580,449	19,479,868
Etsy Inc.(a)	89,922	4,389,093
Grubhub Inc.(a)(b)	69,408	3,758,443

		28,700,847

IT Services — 5.1%
Akamai Technologies Inc.(a)	123,157	11,496,706
Amdocs Ltd.	103,139	7,420,851
Booz Allen Hamilton Holding Corp.	106,546	8,314,850
CACI International Inc., Class A(a)	19,006	5,082,965
Cognizant Technology Solutions Corp., Class A	415,604	25,509,774

Security	Shares	Value

IT Services (continued)
DXC Technology Co.	194,310	$6,194,603
EPAM Systems Inc.(a)(b)	41,732	9,520,738
Gartner Inc.(a)(b)	67,894	10,915,997
GoDaddy Inc., Class A(a)	134,319	9,027,580
International Business Machines Corp.	672,187	96,613,437
KBR Inc.	107,560	2,925,632
Leidos Holdings Inc.	100,909	10,138,327
MongoDB Inc.(a)(b)	26,453	4,335,911
Okta Inc.(a)(b)	85,311	10,924,074
Perspecta Inc.	104,756	2,940,501
Science Applications International Corp.	37,240	3,268,555
Twilio Inc., Class A(a)(b)	94,565	11,758,212
VeriSign Inc.(a)	78,420	16,322,339

		252,711,052

Semiconductors & Semiconductor Equipment — 18.4%
Advanced Micro Devices Inc.(a)(b)	845,181	39,723,507
Analog Devices Inc.	279,539	30,679,405
Applied Materials Inc.	701,117	40,657,775
Broadcom Inc.	301,070	91,874,521
Cirrus Logic Inc.(a)	43,997	3,379,410
Cree Inc.(a)(b)	81,749	3,800,511
Cypress Semiconductor Corp.	280,306	6,539,539
Entegris Inc.	102,368	5,298,568
Intel Corp.	3,301,889	211,089,764
KLA Corp.	119,766	19,850,017
Lam Research Corp.	110,112	32,836,499
Marvell Technology Group Ltd.	506,231	12,169,793
Maxim Integrated Products Inc.	205,389	12,347,987
Microchip Technology Inc.	181,379	17,680,825
Micron Technology Inc.(a)	840,232	44,607,917
MKS Instruments Inc.	41,373	4,336,718
Monolithic Power Systems Inc.	30,661	5,248,243
NVIDIA Corp.	464,495	109,820,553
ON Semiconductor Corp.(a)(b)	311,734	7,216,642
Qorvo Inc.(a)	87,923	9,307,529
QUALCOMM Inc.	866,646	73,933,570
Semtech Corp.(a)	50,596	2,438,221
Silicon Laboratories Inc.(a)	32,919	3,236,267
Skyworks Solutions Inc.	129,314	14,631,879
Teradyne Inc.	126,865	8,371,821
Texas Instruments Inc.	709,480	85,598,762
Universal Display Corp.	32,181	5,669,327
Xilinx Inc.	190,862	16,124,022

		918,469,592

Software — 34.6%
ACI Worldwide Inc.(a)	87,122	3,001,353
Adobe Inc.(a)	367,412	129,013,050
Alteryx Inc., Class A(a)(b)	36,967	5,155,788
Anaplan Inc.(a)(b)	65,034	3,745,308
ANSYS Inc.(a)(b)	64,952	17,818,282
Aspen Technology Inc.(a)	51,880	6,172,682
Autodesk Inc.(a)	167,002	32,874,344
Avalara Inc.(a)(b)	49,850	4,244,229
Blackbaud Inc.(b)	37,332	2,924,216
Cadence Design Systems Inc.(a)	212,964	15,356,834
CDK Global Inc.	92,139	4,946,022
CERENCE Inc.(a)	27,111	578,820
Ceridian HCM Holding Inc.(a)(b)	76,492	5,606,099
Citrix Systems Inc.	92,907	11,262,187

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
CommVault Systems Inc.(a)	32,058	$1,443,251
Coupa Software Inc.(a)	47,696	7,686,210
Crowdstrike Holdings Inc., Class A(a)(b)	15,674	957,525
DocuSign Inc.(a)	94,840	7,445,888
Dropbox Inc., Class A(a)	163,823	2,788,267
Dynatrace Inc.(a)	48,859	1,529,775
Elastic NV(a)(b)	24,721	1,603,898
Fair Isaac Corp.(a)	21,982	8,845,117
FireEye Inc.(a)(b)	164,503	2,628,758
Fortinet Inc.(a)	107,743	12,429,232
Guidewire Software Inc.(a)(b)	62,671	7,050,488
HubSpot Inc.(a)	30,550	5,527,717
Intuit Inc.(b)	197,570	55,394,677
j2 Global Inc.	35,204	3,374,655
LogMeIn Inc.	37,058	3,185,876
Manhattan Associates Inc.(a)(b)	48,613	4,154,467
Microsoft Corp.	5,291,153	900,712,975
New Relic Inc.(a)	37,925	2,503,429
NortonLifeLock Inc.	435,182	12,367,872
Nuance Communications Inc.(a)(b)	213,237	4,034,444
Nutanix Inc., Class A(a)(b)	110,752	3,596,117
Oracle Corp.	1,644,378	86,247,626
Palo Alto Networks Inc.(a)	74,344	17,454,484
Paycom Software Inc.(a)(b)	37,232	11,845,733
Paylocity Holding Corp.(a)	27,212	3,861,111
Pegasystems Inc.(b)	28,975	2,497,935
Pluralsight Inc., Class A(a)(b)	61,216	1,186,978
Proofpoint Inc.(a)(b)	42,847	5,262,040
PTC Inc.(a)	78,891	6,557,420
RealPage Inc.(a)(b)	60,475	3,528,716
RingCentral Inc., Class A(a)(b)	56,906	11,698,735
salesforce.com Inc.(a)	673,204	122,731,821
ServiceNow Inc.(a)	143,143	48,415,257
Slack Technologies Inc., Class A(a)	29,487	611,266
Smartsheet Inc., Class A(a)(b)	69,011	3,345,653
SolarWinds Corp.(a)(b)	48,622	919,928
Splunk Inc.(a)(b)	117,134	18,186,225
SS&C Technologies Holdings Inc.	166,872	10,514,605
Synopsys Inc.(a)(b)	114,099	16,830,744
Teradata Corp.(a)(b)	85,178	2,073,233
Trade Desk Inc. (The), Class A(a)(b)	30,233	8,138,119
Tyler Technologies Inc.(a)	29,589	9,577,368
Verint Systems Inc.(a)(b)	50,677	2,939,266
VMware Inc., Class A(a)(b)	59,872	8,864,648

Security	Shares	Value

Software (continued)
Workday Inc., Class A(a)	124,470	$22,980,896
Zendesk Inc.(a)(b)	85,137	7,355,837
Zoom Video Communications Inc., Class A(a)(b)	19,116	1,458,551
Zscaler Inc.(a)(b)	49,522	2,777,689

		1,729,821,736

Technology Hardware, Storage & Peripherals — 19.7%
Apple Inc.	2,896,949	896,634,685
Dell Technologies Inc., Class C(a)	117,763	5,743,301
Hewlett Packard Enterprise Co.	982,147	13,681,308
HP Inc.	1,124,753	23,979,734
NCR Corp.(a)	96,847	3,265,681
NetApp Inc.	173,237	9,250,856
Pure Storage Inc., Class A(a)(b)	171,100	3,045,580
Seagate Technology PLC	175,478	10,000,491
Western Digital Corp.	225,722	14,784,791
Xerox Holdings Corp.(a)	142,060	5,053,074

		985,439,501

Total Common Stocks — 99.9% (Cost: $3,372,080,551)		4,996,678,947

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	110,715,323	110,781,752
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	5,642,000	5,642,000

		116,423,752

Total Short-Term Investments — 2.3% (Cost: $116,393,692)		116,423,752

Total Investments in Securities — 102.2% (Cost: $3,488,474,243)		5,113,102,699

Other Assets, Less Liabilities — (2.2)%		(111,746,254)

Net Assets — 100.0%		$5,001,356,445

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Technology ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	45,969,857	64,745,466	110,715,323	$110,781,752	$322,318	(b)	$3,267		$19,403
BlackRock Cash Funds: Treasury, SL Agency Shares	7,691,692	(2,049,692)	5,642,000	5,642,000	72,582		—		—

				$116,423,752	$394,900		$3,267		$19,403

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Communication Index	9	03/20/20	$636	$9,816
E-Mini S&P Select Sector Technology Index	35	03/20/20	3,354	192,845

				$202,661

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,996,678,947	$—	$—	$4,996,678,947
Money Market Funds	116,423,752	—	—	116,423,752

	$5,113,102,699	$—	$—	$5,113,102,699

Derivative financial instruments(a)
Assets
Futures Contracts	$202,661	$—	$—	$202,661

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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